COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments

2021 (remaining 3 months)	$11,250
2022	18,750